Equity affiliates, other investments and related parties	12 Months Ended
Dec. 31, 2017
Equity affiliates, other investments and related parties
Equity affiliates, other investments and related parties

8) Equity affiliates, other investments and related parties

8.1) Equity affiliates: investments and loans

Accounting principles

Under the equity method, the investment in the associate or joint venture is initially recognized at acquisition cost and subsequently adjusted to recognize the Group’s share of the net income and other comprehensive income of the associate or joint venture.

Unrealized gains on transactions between the Group and its equity-accounted entities are eliminated to the extent of the Group’s interest in the equity accounted entity.
In equity affiliates, goodwill is included in investment book value.

In cases where the group holds less than 20% of the voting rights in another entity, the determination of whether the Group exercises significant influence is also based on other facts and circumstances: representation on the board of directors or an equivalent governing body of the entity, participation in policy-making processes, including participation in decisions relating to dividends or other distributions, significant transactions between the investor and the entity, exchange of management personnel, or provision of essential technical information.

The contribution of equity affiliates in the consolidated balance sheet, consolidated statement of income and consolidated statement of comprehensive income is presented below:

Equity value
As of December 31,
(M$)	2017	2016	2015
Total Associates	12,177	11,819	11,255
Total Joint ventures	4,791	4,039	3,751
Total	16,968	15,858	15,006
Loans	5,135	4,718	4,378
Total	22,103	20,576	19,384

Profit/(loss)
As of December 31,
(M$)	2017	2016	2015
Total Associates	1,694	1,530	2,004
Total Joint ventures	321	684	357
Total	2,015	2,214	2,361

Other comprehensive income
As of December 31,
(M$)	2017	2016	2015
Total Associates	(801)	847	139
Total Joint ventures	124	88	(19)
Total	(677)	935	120

A) Information related to associates

Information (100% gross) related to significant associates is as follows:

Exploration & Production	Novatek(a)			Liquefaction entities			PetroCedeño
(M$)	2017	2016	2015	2017	2016	2015	2017	2016	2015
Non current assets	14,232	13,981	9,768	29,656	31,044	33,294	5,551	5,515	6,916
Current assets	3,404	2,409	2,237	7,875	5,790	7,427	4,291	4,166	3,437
Total Assets	17,636	16,390	12,005	37,531	36,834	40,721	9,842	9,681	10,353
Shareholder’s equity	12,842	11,015	6,745	22,804	22,886	25,941	5,178	5,515	5,538
Non current liabilities	3,187	3,574	3,014	10,291	10,839	9,373	13	10	10
Current liabilities	1,607	1,801	2,246	4,436	3,109	5,407	4,651	4,156	4,805
Total Liabilities	17,636	16,390	12,005	37,531	36,834	40,721	9,842	9,681	10,353
Revenue from sales	10,022	7,779	7,130	20,401	15,557	22,731	1,708	1,398	1,840
Net income	1,950	3,137	1,755	5,781	1,472	7,720	204	277	399
Other comprehensive income	580	1,651	(1,682)	—	—	—	—	—	—
% owned	18.90%	18.90%	18.90%				30.32%	30.32%	30.32%
Revaluation identifiable assets on equity affiliates	1,804	1,811	1,580	6	—	—	—	—	—
Equity value	4,231	3,893	2,855	3,768	3,755	4,183	1,570	1,672	1,679
Profit/(loss)	263	494	229	735	147	978	62	84	121
Share of Other Comprehensive Income, net amount	(491)	808	(135)	(194)	23	156	—	—	—
Dividends paid to the Group	128	111	102	672	479	1,072	164	91	139

(a)Information includes the best Group’s estimates of results at the date of TOTAL's financial statements.

Novatek, listed in Moscow and London, is the 2nd largest producer of natural gas in Russia. The Group share of Novatek’s market value amounted to $6,721 million as at December 31, 2017. Novatek is consolidated by the equity method. TOTAL considers, in fact, that it exercises significant influence particularly via its representation on the board of directors of Novatek and its interest in the major project of Yamal LNG.

The Group is not aware of significant restrictions limiting the ability of OAO Novatek to transfer funds to its shareholder, be it under the form of dividends, repayment of advances or loans made.

The Group’s interests in associates operating liquefaction plants are combined. The amounts include investments in: Nigeria LNG (15.00%), Angola LNG (13.60%), Yemen LNG (39.62%), Qatar Liquefied Gas Company Limited (Qatargas) (10.00%), Qatar Liquefied Gas Company Limited II  (16.70%), Oman LNG (5.54%), and Abu Dhabi Gas Lc (5.00%).

PetroCedeño produces and upgrades extra-heavy crude oil in Venezuela.

	Saudi Aramco Total
Refining & Chemicals	Refining & Petrochemicals			Qatar
(M$)	2017	2016	2015	2017	2016	2015
Non current assets	11,601	12,056	12,536	4,405	4,152	2,530
Current assets	2,021	1,531	960	1,696	1,404	968
Total Assets	13,622	13,587	13,496	6,101	5,556	3,498
Shareholder’s equity	2,424	2,302	2,011	3,200	3,393	2,803
Non current liabilities	9,029	9,466	9,873	1,895	1,349	356
Current liabilities	2,169	1,819	1,612	1,006	814	339
Total Liabilities	13,622	13,587	13,496	6,101	5,556	3,498
Revenue from sales	9,049	7,134	8,032	7,388	4,665	1,823
Net income	222	289	339	490	615	631
Other comprehensive income	20	2	—	80	(11)	2
% owned	37.50%	37.50%	37.50%
Revaluation identifiable assets on equity affiliates	—	—	—	—	—	—
Equity value	909	863	754	814	832	818
Profit/(loss)	83	108	127	190	211	208
Share of Other Comprehensive Income, net amount	(82)	22	77	(12)	6	28
Dividends paid to the Group	45	—	—	201	292	248

Saudi Aramco Total Refining & Petrochemicals is an entity including a refinery in Jubail, Saudi Arabia, with a capacity of 400,000 barrels/day with integrated petrochemical units.

The Group’s interests in associates of the Refining & Chemicals segment, operating steam crackers and polyethylene lines in Qatar have been combined: Qatar Petrochemical Company Ltd. (20.00%), Qatofin (49.09%), Laffan Refinery (10.00%) and Laffan Refinery II (10.00%).

B) Information related to joint ventures

The information (100% gross) related to significant joint ventures is as follows:

	Liquefaction entities			Hanwha Total Petrochemicals
	(Exploration & Production)			(Refining & Chemicals)
(M$)	2017	2016	2015	2017	2016	2015
Non current assets	59,422	47,014	35,341	3,989	3,454	3,543
Current assets excluding cash and cash equivalents	966	922	455	2,258	1,506	1,501
Cash and cash equivalents	1,258	703	501	283	473	240
Total Assets	61,646	48,639	36,297	6,530	5,433	5,284
Shareholder’s equity	4,037	2,961	1,840	3,612	2,947	2,609
Other non current liabilities	504	327	349	148	120	107
Non current financial debts	55,566	43,980	32,996	1,078	1,105	1,388
Other current liabilities	1,539	1,371	1,112	1,144	764	713
Current financial debts	—	—	—	548	497	467
Total Liabilities	61,646	48,639	36,297	6,530	5,433	5,284
Revenue from sales	37	52	32	8,565	7,057	7,307
Depreciation and depletion of tangible assets and mineral interests	(10)	(12)	(14)	(264)	(259)	(247)
Interest income	16	5	10	—	—	—
Interest expense	(15)	(7)	(10)	(3)	(3)	(64)
Income taxes	338	(29)	(81)	(369)	(338)	(192)
Net income	(1,730)	449	279	973	930	514
Other comprehensive income	97	166	61	398	(79)	(186)
% owned				50.00%	50.00%	50.00%
Revaluation identifiable assets on equity affiliates	905	905	965	—	—	—
Equity value	2,049	1,555	1,355	1,806	1,474	1,305
Profit/(loss)	(348)	88	55	486	465	257
Share of Other Comprehensive Income, net amount	29	50	18	170	22	(75)
Dividends paid to the Group	—	—	—	353	256	20

The Group’s interests in joint ventures operating liquefaction plants have been combined. The amounts include investments in Yamal LNG in Russia (20.02% direct holding) and Ichthys LNG in Australia (30.00%).

Hanwha Total Petrochemicals is a South Korean company that operates a petrochemical complex in Daesan, South Korea (condensate separator, steam cracker, styrene, paraxylene, polyolefins).

Off balance sheet commitments relating to joint ventures are disclosed in Note 13 of the consolidated financial statements.

C) Other equity consolidated affiliates

In Group share, the main aggregated financial items in equity consolidated affiliates including assets held for sale, which have not been presented individually are as follows:

	2017		2016		2015
As of December 31,		Joint		Joint		Joint
(M$)	Associates	ventures	Associates	Ventures	Associates	ventures
Non Current assets	2,908	2,428	3,047	1,971	3,491	2,005
Current assets	1,156	1,150	1,365	825	1,440	860
Total Assets	4,064	3,578	4,412	2,796	4,931	2,865
Shareholder’s equity	885	1,102	804	1,010	966	1,091
Non current liabilities	2,171	1,281	2,369	985	2,612	951
Current liabilities	1,008	1,195	1,239	801	1,353	823
Total Liabilities	4,064	3,578	4,412	2,796	4,931	2,865

	2017		2016		2015
For the year ended December 31,		Joint		Joint		Joint
(M$)	Associates	ventures	Associates	Ventures	Associates	ventures
Revenues from sales	2,226	4,358	2,603	3,181	2,661	3,362
Net income	361	183	486	131	341	45
Share of other comprehensive income items	(22)	(75)	(12)	16	13	38
Equity value	885	936	804	1,010	966	1,091
Dividends paid to the Group	328	147	308	30	442	22

8.2) Other investments

Accounting policies
These assets are classified as financial assets available for sale and therefore measured at their fair value.

For  securities traded in active markets, this fair value is equal to the market price. Changes in fair value are recorded in other comprehensive income. If there is any evidence of a significant or long-lasting impairment loss, a loss is recorded in the statement of income. This impairment is irreversible.

For other securities, if the fair value is not reliably determinable, the securities are recorded at their historical value.

As of December 31, 2017	Carrying	Unrealized gain	Balance sheet
(M$)	amount	(loss)	value
Equity securities publicly traded in active markets	8	42	50
Total equity securities publicly traded in active markets (a)	8	42	50
BBPP	62	—	62
BTC Limited	55	—	55
DUNKERQUE LNG SAS	144	—	144
Tellurian Investments Inc.	207	—	207
Total Eren Holding SA(b)	285	—	285
Greenflex(b)	76	—	76
Other equity securities (unit value below $50 million)	848	—	848
Total other equity securities (a)	1,677	—	1,677
Other investments	1,685	42	1,727

As of December 31, 2016	Carrying	Unrealized gain	Balance sheet
(M$)	amount	(loss)	value
Areva	17	—	17
Other equity securities publicly traded in active markets	8	29	37
Total equity securities publicly traded in active markets(a)	25	29	54
BBPP	62	—	62
BTC Limited	121	—	121
DUNKERQUE LNG SAS	133	—	133
Other equity securities (unit value below $50 million)	763	—	763
Total other equity securities (a)	1,079	—	1,079
Other investments	1,104	29	1,133

As of December 31, 2015	Carrying	Unrealized gain	Balance sheet
(M$)	amount	(loss)	value
Areva	22	—	22
Other equity securities publicly traded in active markets	9	28	37
Total equity securities publicly traded in active markets(a)	31	28	59
BBPP	62	—	62
BTC Limited	121	—	121
DUNKERQUE LNG SAS	116	—	116
Other equity securities (unit value below $50 million)	883	—	883
Total other equity securities (a)	1,182	—	1,182
Other investments	1,213	28	1,241

(a)	Including cumulative impairments of $2,029 million in 2017, $1,633 million in 2016 and $949 million in 2015.
(b)	Acquistion made in the fourth quarter 2017 and to be consolidated in 2018.

8.3) Related parties

The main transactions and receivable and payable balances with related parties (principally non-consolidated subsidiaries and equity consolidated affiliates) are detailed as follows:

As of December 31,
(M$)	2017	2016	2015
Balance sheet
Receivables
Debtors and other debtors	492	492	533
Loans (excl. loans to equity affiliates)	63	65	71
Payables
Creditors and other creditors	1,161	897	835
Debts	2	6	10

For the year ended December 31,
(M$)	2017	2016	2015
Statement of income
Sales	3,407	2,270	3,062
Purchases	(7,354)	(4,882)	(6,999)
Financial income	6	6	6
Financial expense	(9)	—	—

8.4) Compensation for the administration and management bodies

The aggregate amount of direct and indirect compensation accounted by the French and foreign affiliates of the Company, for all executive officers of TOTAL as of December 31, 2017 and for the members of the Board of Directors who are employees of the Group, is detailed below.

The main Group executive officers include the members of the Executive Committee and the four directors of the corporate functions members of the Group Performance Management Committee (Communication, Legal, Health, Safety and Environment, Strategy & Climate), the Deputy Chief Financial Officer of the Group and the Group Treasurer.

For the year ended December 31,
(M$)	2017	2016	2015
Number of people	15	14	14
Direct or indirect compensation	15.6	13.4	12.8
Pension expenses (a)	10.8	6.1	3.9
Share-based payments expense (IFRS 2) (b)	6.5	5.3	3.5

(a)   The change in the pension expenses in 2017 relates basically to the agreement on the transition from work to retirement in France for which the global impact has been booked in the Group’s accounts as of 30 June 2017. The benefits provided for executive officers of the Group and the members of the Board of Directors, employees of the Group, include severance to be paid on retirement, supplementary pension schemes and insurance plans, which represent $119.7 million provisioned as of December 31, 2017 (against $104.7 million as of December 31, 2016 and $96.7 million as of December 31, 2015).

(b)   Share-based payments expense computed for the executive officers and the members of the Board of Directors who are employees of the Group and based on the principles of IFRS 2 “Share-based payments” described in Note 9.

The compensation allocated to members of the board of directors for directors’ fees totaled $1.44 million in 2017 (against $1.22 million in 2016 and $1.34 million in 2015).